Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000011965 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	22.00%
C000011965 | MediaTek, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011965 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011965 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011965 | ASE Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011965 | CTBC Financial Holding Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011965 | Elite Material Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011965 | Accton Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011965 | Unimicron Technology Corp.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011965 | Fubon Financial Holding Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011965 | Information Technology
Holdings [Line Items]
Percent of Total Investments	69.20%
C000011965 | Financials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000011965 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011965 | Materials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011965 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011965 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011965 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011965 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119708 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000119708 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.50%
C000119708 | Financials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000119708 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000119708 | Materials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000119708 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.00%
C000119708 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000119708 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119708 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000119708 | Energy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000119708 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119708 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119708 | China
Holdings [Line Items]
Percent of Total Investments	22.20%
C000119708 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.10%
C000119708 | South Korea
Holdings [Line Items]
Percent of Total Investments	17.90%
C000119708 | India
Holdings [Line Items]
Percent of Total Investments	13.80%
C000119708 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.50%
C000119708 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.00%
C000119708 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000119708 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.90%
C000119708 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.40%
C000119708 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.30%
C000141922 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011970 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011970 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000011970 | Financials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000011970 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011970 | Materials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011970 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011970 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011970 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011970 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000011970 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011970 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011970 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011970 | China
Holdings [Line Items]
Percent of Total Investments	23.80%
C000011970 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.10%
C000011970 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.20%
C000011970 | India
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011970 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011970 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011970 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011970 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011970 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011970 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011950 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Total Investments	14.00%
C000011950 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	13.90%
C000011950 | National Australia Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011950 | Westpac Banking Corp.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011950 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011950 | Wesfarmers Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011950 | Macquarie Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011950 | CSL Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011950 | Rio Tinto Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011950 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011950 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011950 | Financials
Holdings [Line Items]
Percent of Total Investments	42.40%
C000011950 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011950 | Materials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000011950 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011950 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011950 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011950 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011950 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011950 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011950 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011953 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011953 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011953 | Hitachi Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011953 | Sony Group Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011953 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011953 | Advantest Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011953 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011953 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011953 | Mitsubishi Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011953 | Mitsubishi Heavy Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011953 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.50%
C000011953 | Financials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000011953 | Industrials
Holdings [Line Items]
Percent of Total Investments	26.80%
C000011953 | Materials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011953 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011953 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011953 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011953 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.00%
C000011953 | Energy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011953 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011953 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011955 | Grupo Mexico SAB de CVSeries B
Holdings [Line Items]
Percent of Total Investments	14.20%
C000011955 | Grupo Financiero Banorte SAB de CVClass O
Holdings [Line Items]
Percent of Total Investments	10.20%
C000011955 | America Movil SAB de CVSeries B
Holdings [Line Items]
Percent of Total Investments	8.10%
C000011955 | Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011955 | Wal-Mart de Mexico SAB de CV
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011955 | Industrias Penoles SAB de CV
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011955 | Cemex SAB de CV, CPONVS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011955 | Grupo Aeroportuario del Pacifico SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011955 | Grupo Aeroportuario del Sureste SAB de CVClass B
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011955 | Arca Continental SAB de CV
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011955 | Financials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000011955 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011955 | Materials
Holdings [Line Items]
Percent of Total Investments	25.90%
C000011955 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011955 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	24.60%
C000011955 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011955 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011955 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.80%
C000061365 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000061365 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Total Investments	9.10%
C000061365 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Total Investments	8.00%
C000061365 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000061365 | Israel Discount Bank Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000061365 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000061365 | Check Point Software Technologies Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000061365 | Nova Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000061365 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000061365 | Phoenix Financial Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000061365 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.40%
C000061365 | Financials
Holdings [Line Items]
Percent of Total Investments	35.20%
C000061365 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000061365 | Materials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000061365 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000061365 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000061365 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.00%
C000061365 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.60%
C000061365 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000061365 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000061365 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.80%
C000050069 | Aselsan Elektronik Sanayi Ve Ticaret A.S.
Holdings [Line Items]
Percent of Total Investments	10.50%
C000050069 | BIM Birlesik Magazalar A.S.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000050069 | Akbank TAS
Holdings [Line Items]
Percent of Total Investments	6.70%
C000050069 | Turkiye Petrol Rafinerileri A.S.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000050069 | Turk Hava Yollari AO
Holdings [Line Items]
Percent of Total Investments	3.70%
C000050069 | KOC Holding A.S.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000050069 | Turkiye Is Bankasi A.S.Class C
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Yapi ve Kredi Bankasi A.S.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Turkcell Iletisim Hizmetleri A.S.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Destek Finans Faktoring A.S.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000050069 | Financials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000050069 | Industrials
Holdings [Line Items]
Percent of Total Investments	30.00%
C000050069 | Materials
Holdings [Line Items]
Percent of Total Investments	10.80%
C000050069 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000050069 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.20%
C000050069 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050069 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000050069 | Energy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000050069 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000050069 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000087836 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Dell Technologies, Inc.Class C
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Block, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Omnicom Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Verisk Analytics, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Coherent Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087836 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.50%
C000087836 | Financials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000087836 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000087836 | Materials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000087836 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087836 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000087836 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000087836 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000087836 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087836 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000087836 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000154544 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000154544 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.30%
C000154544 | Financials
Holdings [Line Items]
Percent of Total Investments	20.20%
C000154544 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000154544 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154544 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.10%
C000154544 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000154544 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000154544 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000154544 | Energy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000154544 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000154544 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154544 | China
Holdings [Line Items]
Percent of Total Investments	22.60%
C000154544 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.30%
C000154544 | South Korea
Holdings [Line Items]
Percent of Total Investments	20.70%
C000154544 | India
Holdings [Line Items]
Percent of Total Investments	13.50%
C000154544 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.10%
C000154544 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000154544 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000154544 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154544 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.50%
C000154544 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000186806 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186806 | Information Technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000186806 | Financials
Holdings [Line Items]
Percent of Total Investments	21.60%
C000186806 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186806 | Materials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000186806 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000186806 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000186806 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.30%
C000186806 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000186806 | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000186806 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000186806 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000186806 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.00%
C000186806 | South Korea
Holdings [Line Items]
Percent of Total Investments	23.90%
C000186806 | India
Holdings [Line Items]
Percent of Total Investments	17.00%
C000186806 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.10%
C000186806 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000186806 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000186806 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.60%
C000186806 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186806 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186806 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011961 | Erste Group Bank AG
Holdings [Line Items]
Percent of Total Investments	21.70%
C000011961 | BAWAG Group AG
Holdings [Line Items]
Percent of Total Investments	12.30%
C000011961 | OMV AG
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011961 | voestalpine AG
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011961 | Verbund AG
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011961 | ANDRITZ AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011961 | Raiffeisen Bank International AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011961 | Vienna Insurance Group AG Wiener Versicherung Gruppe
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011961 | Wienerberger AGBearer
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011961 | UNIQA Insurance Group AG
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011961 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011961 | Financials
Holdings [Line Items]
Percent of Total Investments	47.20%
C000011961 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000011961 | Materials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000011961 | Energy
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011961 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011961 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011956 | ASML Holding N.V.
Holdings [Line Items]
Percent of Total Investments	22.70%
C000011956 | ING Groep N.V.
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011956 | Prosus N.V.Class N
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011956 | Koninklijke Ahold Delhaize N.V.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011956 | ASM International N.V.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011956 | Adyen N.V.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011956 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011956 | Heineken N.V.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011956 | Koninklijke Philips N.V.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011956 | Universal Music Group N.V.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011956 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.70%
C000011956 | Financials
Holdings [Line Items]
Percent of Total Investments	21.40%
C000011956 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000011956 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011956 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011956 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	13.00%
C000011956 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011956 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011956 | Energy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011956 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011972 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011972 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011972 | Financials
Holdings [Line Items]
Percent of Total Investments	24.40%
C000011972 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000011972 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011972 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011972 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000011972 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011972 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011972 | Energy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011972 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011972 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011972 | France
Holdings [Line Items]
Percent of Total Investments	29.50%
C000011972 | Germany
Holdings [Line Items]
Percent of Total Investments	26.50%
C000011972 | Netherlands
Holdings [Line Items]
Percent of Total Investments	14.60%
C000011972 | Spain
Holdings [Line Items]
Percent of Total Investments	10.80%
C000011972 | Italy
Holdings [Line Items]
Percent of Total Investments	9.10%
C000011972 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011972 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011972 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011972 | Austria
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011972 | Sweden
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011952 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011952 | Enel SpA
Holdings [Line Items]
Percent of Total Investments	13.40%
C000011952 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Total Investments	13.10%
C000011952 | Eni SpA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011952 | Prysmian SpA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011952 | Generali
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011952 | Ferrari N.V.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011952 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011952 | BPER Banca SpA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011952 | Banca Monte dei Paschi di Siena SpA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011952 | Financials
Holdings [Line Items]
Percent of Total Investments	50.10%
C000011952 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000011952 | Materials
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011952 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000011952 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011952 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011952 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011952 | Energy
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011952 | Utilities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000011964 | Roche Holding AGNVS
Holdings [Line Items]
Percent of Total Investments	15.40%
C000011964 | Novartis AGRegistered
Holdings [Line Items]
Percent of Total Investments	14.70%
C000011964 | Nestle SARegistered
Holdings [Line Items]
Percent of Total Investments	12.90%
C000011964 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011964 | ABB Ltd.Registered
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011964 | Cie Financiere Richemont SAClass A, Registered
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011964 | UBS Group AGRegistered
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011964 | Swiss Re AG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011964 | Lonza Group AGRegistered
Holdings [Line Items]
Percent of Total Investments	2.50%
C000011964 | Holcim AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011964 | Information Technology
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011964 | Financials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000011964 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000011964 | Materials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011964 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011964 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	15.30%
C000011964 | Health Care
Holdings [Line Items]
Percent of Total Investments	40.40%
C000011964 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011964 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011964 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109988 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000109988 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Total Investments	50.40%
C000109988 | Steel
Holdings [Line Items]
Percent of Total Investments	25.20%
C000109988 | Copper
Holdings [Line Items]
Percent of Total Investments	14.40%
C000109988 | Aluminum
Holdings [Line Items]
Percent of Total Investments	5.70%
C000109988 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Total Investments	4.30%
C000109988 | China
Holdings [Line Items]
Percent of Total Investments	4.20%
C000109988 | India
Holdings [Line Items]
Percent of Total Investments	4.70%
C000109988 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000109988 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.50%
C000109988 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.30%
C000109988 | Australia
Holdings [Line Items]
Percent of Total Investments	21.40%
C000109988 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.70%
C000109988 | United States
Holdings [Line Items]
Percent of Total Investments	14.40%
C000109988 | Canada
Holdings [Line Items]
Percent of Total Investments	7.70%
C000109988 | Japan
Holdings [Line Items]
Percent of Total Investments	6.20%